Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORY

NOTE 3 – INVENTORY

At September 30, 2020 and December 31, 2019, inventory, including jackets, t-shirts, sweatshirts, hats and fabric, consisted of the following:

	September 30, 2020	December 31, 2019
	(Unaudited)
Raw materials	$23,705	$41,231
Finished goods	124,386	115,135
Total	148,091	156,366
Less: inventory – current	(30,744)	-
Inventory – non-current	$117,347	$-

During the nine months ended September 30, 2020, the Company made an analysis of its inventory and determined that certain sellable inventories may not be sold within one year. Accordingly, the Company reclass such slow moving inventory to non-current assets.

NOTE 5 – INVENTORY

At December 31, 2019 and 2018, inventory, including leather footwear finished goods, fabric, jackets. t-shirts and hats and fabric, consisted of the following:

	December 31, 2019	December 31, 2018
Raw materials	$41,231	$-
Finished goods	115,135	26,973
Inventory	$156,366	$26,973